DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of Long-term Debt Instruments

Debt consists of the following:

	March 31,	December 31,
	2016	2015
8.125% notes due 2018, net of unamortized discount and deferred costs of $3,160 and $3,514	$115,804	$115,450
OBS term loan, due 2019, net of unamortized discount and deferred costs of $15,753 and $19,340	498,535	574,615
OIN term loan, due 2019, net of unamortized discount and deferred costs of $19,790 and $23,727	528,666	595,222
7.5% Election 2 notes due 2021, net of unamortized discount and deferred costs of $9 and $9	292	292
7.50% notes due 2024	390	684
Total debt	1,143,687	1,286,263
Less current portion	71,154	63,039
Long-term portion	$1,072,533	$1,223,224

The following disclosures reflect the retroactive application of the adoption of ASU 2015-03 on January 1, 2016. Debt consists of the following:

As of December 31,	2015	2014
8.125% notes due 2018, net of unamortized deferred financing costs of $3,514 and $0	$115,450	$300,000
OBS term loan, due 2019, net of unamortized discount of $1,187 and $1,480, and unamortized deferred financing costs of $18,153 and $21,935	574,615	576,570
OIN term loan, due 2019, net of unamortized discount of $861 and $1,071, and unamortized deferred financing costs of $22,866 and $22,806	595,222	601,356
7.50% Election 1 notes due 2021	-	6,508
7.50% Election 2 notes due 2021, net of unamortized deferred financing costs of $9 and $0	292	138,708
7.50% notes due 2024	684	784
Total debt	1,286,263	1,623,926
Less current portion	63,039	12,314
Long-term portion	$1,223,224	$1,611,612

Schedule of Exit Financing Facility

The applicable margins and floor interest rates for each Exit Financing Facility is as follows:

Flag	U.S. Flag				International Flag
Facility	OBS ABL Facility		OBS Term Loan		OIN Term Loan		OIN Revolver Facility
Rate	ABR	LIBOR	ABR	LIBOR	ABR	LIBOR	ABR	LIBOR
Floor	None	None	2.00%	1.00%	2.00%	1.00%	2.00%	1.00%
Applicable Margin	1.25% - 1.75%	2.25% - 2.75%	3.25%	4.25%	3.75%	4.75%	3.50%	4.50%

Schedule of Recognized items for Debt Facilities

The following table summarizes interest expense, including amortization of issuance and deferred financing costs, commitment, administrative and other fees, recognized during the years ended December 31, 2015 and 2014 with respect to the Company’s debt facilities:

Debt facility	2015	2014
	Contractual Interest	Contractual Interest	Reorganization Expense	Total Expense
8.125% notes due 2018	$22,779	$59,214	$6,985	$66,199
OBS Facilities, due 2019	37,666	15,282	-	15,282
OIN Facilities, due 2019	42,688	17,085	-	17,085
7.50% notes due 2021-2024	9,890	23,405	6,256	29,661
Unsecured revolving credit facility (1)	-	78,625	-	78,625
8.75% Debentures due 2013 (1)	-	9,600	940	10,540
Floating rate secured term loans, due through 2023 (1)	-	20,460	10,083	30,543
Total Expense	$113,023	$223,672	$24,264	$247,936

(1) The Company repaid the principal outstanding for these pre-reorganized OSG loan facilities on the Effective Date.

Contractual Obligation, Fiscal Year Maturity Schedule

As of December 31, 2015, the aggregate annual principal payments required to be made on debt are as follows:

Year	Amount
2016	$63,039
2017	11,744
2018	130,708
2019	1,126,377
2020	-
Thereafter	985
$1,332,853

Unsecured Debt [Member] | Senior Notes [Member]
Schedule of Extinguishment of Debt

The following table summarizes the aggregate principal amount of the Company’s Unsecured Senior Notes that were repurchased and retired during the year ended December 31, 2015:

Unsecured Senior Note Series	Face Amount Repurchased
	Open market	Tender offer	Total
8.125% notes due 2018	$ 61,849	$ 119,187	$ 181,036
7.50% Election 1 notes due 2021	3,000	3,508	6,508
7.50% Election 2 notes due 2021	36,143	102,262	138,405
7.50% notes due 2024	100	2	102
	$ 101,092	$ 224,959	$ 326,051

Parent Company [Member]
Schedule of Long-term Debt Instruments

Long-term debt consists of the following:

As of December 31,	2015	2014
8.125% notes due 2018, net of unamortized deferred financing costs of $3,514 and $0	$115,450	$300,000
7.50% notes due 2024, net of unamortized deferred financing costs of $9 and $0	675	784
7.50% Election 1 notes due 2021	-	6,508
7.50% Election 2 notes due 2021	301	138,708
	$116,426	$446,000